BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 09, 2024	Jul. 08, 2024	Feb. 20, 2024	Dec. 31, 2023
Shareholders' Equity
Preferred stock, par value (in usd per share)	$ 0.01			$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	10,000			10,000	0
Preferred stock, issued (in shares)	0				0
Preferred stock, outstanding (in shares)	0				0
Common stock, par value (in usd per share)	$ 0.01				$ 0.01
Common stock, authorized (in shares)	50,000,000			50,000,000	0
Common stock, issued (in shares)	6,925,395				0
Common stock, outstanding (in shares)	6,925,395	6,889,032	6,889,032		0